Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Summary of long-term debt instruments

	As of June 30,	As of December 31,
	2022	2021
4.60% Senior Notes due to related party due 2024	$38,673	$42,176

Total debt	$38,673	42,176
Less: Short-term debt	—	—

Total Long-term debt	$38,673	$42,176